Reverse Recapitalization - Narrative (Details) $ / shares in Units, $ in Thousands			12 Months Ended
		Jul. 22, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jul. 21, 2021 $ / shares	Jun. 30, 2020 $ / shares
Reverse Recapitalization [Line Items]
Gross proceeds received in business combination		$ 640,100
Proceeds from cash held in trust account		345,100
Redemption of common stock			$ 0	$ 438
Transaction costs paid		36,300	10,013	0
Additional paid in capital, reduction of proceeds		35,700
Transaction costs		$ 600	$ 565	$ 0
Issuance of common stock upon the reverse recapitalization, net of transaction costs (in shares) | shares		72,500,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.001
Recapitalization exchange ratio		4.1193			4.1193
Issuance of Series D redeemable convertible preferred stocks net of issuance costs (in shares) | shares	[1]		52,000	21,708,000
Legacy Matterport Common Stock Warrants
Reverse Recapitalization [Line Items]
Shares issued upon exercise of warrants (in shares) | shares		1,038,444
Series D redeemable convertible preferred stock
Reverse Recapitalization [Line Items]
Common stock, par value (in dollars per share) | $ / shares						$ 2.0181
Issuance of Series D redeemable convertible preferred stocks net of issuance costs (in shares) | shares		52,236
Legacy Matterport Preferred Stock
Reverse Recapitalization [Line Items]
Conversion of convertible securities (in shares) | shares		126,460,926
Matterport, Inc.
Reverse Recapitalization [Line Items]
Transaction costs paid		$ 10,000
Gores Holdings VI, Inc.
Reverse Recapitalization [Line Items]
Transaction costs paid		26,300
Gores Holdings VI, Inc. | Common Class A
Reverse Recapitalization [Line Items]
Additional PIPE		$ 295,000
Common stock, par value (in dollars per share) | $ / shares		$ 10.00
Gore Holdings VI, Inc. Public Stockholders
Reverse Recapitalization [Line Items]
Redemption of common stock		$ 900
Legacy Matterport Stockholders
Reverse Recapitalization [Line Items]
Issuance of common stock upon the reverse recapitalization, net of transaction costs (in shares) | shares		218,875,000

[1]	The shares of the Company’s common and redeemable convertible preferred stock, prior to the Merger (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of approximately 4.1193 established in the Merger as described in Note 3.